Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of revenues and fixed assets by geographic area
Revenues are attributed to geographical areas based on the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
United States	446	146	20	105
Brazil	343	95	19	121
Angola	271	220	43	125
Norway	213	231	78	486
Canada	—	98	—	—
Others (1)	229	53	9	70
Total revenue	1,502	843	169	907
(1)Other countries represent countries each with less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (2)
Drilling unit fixed assets by geographic area based on location as of the end of the year are as follows:

(In $ millions)	December 31, 2023	December 31, 2022
United States	959	275
Brazil	719	714
Norway	420	312
Others (3)	760	367
Total	2,858	1,668
(2)Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(3)Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
During the year ended December 31, 2023 (Successor), periods from February 23, 2022 through December 31, 2022 (Successor) and January 1, 2022 through February 22, 2022 (Predecessor) and year ended December 31, 2021 (Predecessor) we had the following customers with total revenues greater than 10% in any of the periods presented:

	Successor		Predecessor
	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Sonadrill	17%	21%	9%	—%
Petrobras	16%	—%	—%	—%
Var Energi	9%	14%	11%	—%
Equinor	6%	14%	10%	15%
ConocoPhillips	5%	13%	13%	18%
Lundin	—%	1%	12%	13%
Others	47%	37%	45%	54%
	100%	100%	100%	100%